Financial instruments (Details Textuals 2) (USD $)			6 Months Ended													0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Windstar Project MW	Jun. 30, 2012 Windstar bridge financing		Dec. 31, 2011 Windstar bridge financing		Jun. 30, 2012 Deferred financing		Dec. 31, 2011 Deferred financing		Jun. 30, 2012 Corporate bridge financing		Dec. 31, 2011 Corporate bridge financing		Jul. 16, 2012 Subsequent Event	Jul. 09, 2012 Subsequent Event Windstar Project MW	Jul. 16, 2012 Subsequent Event Windstar bridge financing	Jul. 16, 2012 Subsequent Event Deferred financing	Jul. 16, 2012 Subsequent Event Debt service reserves	Jan. 15, 2013 Subsequent Event Corporate bridge financing	Dec. 31, 2012 Subsequent Event Corporate bridge financing	Nov. 14, 2012 Subsequent Event Corporate bridge financing	Aug. 31, 2012 Subsequent Event Corporate bridge financing
Subsequent Event [Line Items]
Tax free cash grant received																	$ 78,334,713
Capacity of energy			120														120
Amount subsequently received for repayments of loan																		55,000,000	13,933,897
Amount subsequently received to fund debt service reserve account																				5,248,127
Amount set aside for the ongoing arbitration																4,710,468
Loan payable	$ 322,187,396	$ 317,949,125		$ 55,000,000	[1]	$ 51,013,346	[2]	$ 15,488,574	[1]	$ 15,488,574	[3]	$ 19,704,439	[4]	$ 18,867,922	[5]						$ (3,707,966)	$ (11,705,073)	$ (2,081,973)	$ (2,209,426)

[1]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[2]	The Company signed a financing agreement with Rabobank to finance the Windstar project for up to $55,000,000 in the form of a letter of credit ("LC"). Interest on amounts drawn from the LC is based on LIBOR plus the applicable margin. An LC fee is also charged on the undrawn portion of the LC. Interest and the LC fee are due monthly. The loan matures on the date upon which Windstar receives the U.S. Department of Energy cash grant described below but no later than July 31, 2012. As at June 30, 2012, Rabobank had funded $55,000,000 of the LC (December 31, 2011 - $51,013,346). The loan was subsequently repaid on July 16, 2012 (Note 22). The proceeds of the letter of credit were used to pay specified costs for the Windstar project.
[3]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).
[4]	The corporate bridge financing is due on maturity dates being August 31, 2012 ($2,209,426), November 14, 2012 ($2,081,973), December 2012 ($11,705,073), and January 15, 2013 ($3,707,966).
[5]	During the period ended June 30, 2012, the Company renewed two of its corporate loan agreements, originally entered into on January 15, 2010. The loans including outstanding interest were renewed on January 15, 2012. The $2,930,550 loan bears interest at 20% per annum, and the $778,287 loan bears interest at 25% per annum. Both loans mature on January 15, 2013. The Company originally entered into two corporate loan agreements in December 2010, both of the loans including outstanding bonuses and interest were renewed in December 2011 and mature in December 2012. The $6,634,233 loan bears interest at 20% per annum, and the $5,070,840 loan bears interest at 25% per annum. On November 14, 2011, the Company signed a corporate promissory note agreement with an institutional investor for $2,000,000. The note carries a $220,000 upfront fee payable at maturity. The principal amount of the note and the upfront fee bear interest at 12% per annum, compounded monthly. The promissory note matures on November 13, 2012. The Company originally entered into a corporate loan agreement on June 30, 2010, the loan including outstanding interest was renewed on June 30, 2011 and matures on June 30, 2012. The $2,209,426 loan bears interest at 12% per annum, and includes a bonus of $243,037 payable at maturity. The loan was subsequently renewed (Note 22). All corporate loan agreements allow for early repayment by the Company, without premium or penalty.